                                   SEMIANNUAL
                                FINANCIAL REPORT




                                  JUNE 30, 2001

                          NEW ALTERNATIVES FUND, INC.
                              FINANCIAL HIGHLIGHTS
                STATEMENT OF PER SHARE INCOME AND CAPITAL CHANGES

                  For each share of capital stock outstanding*

                                         Six         Year         Year        Year        Year       Year       Year      Year
                                      Months          End          End         End         End        End        End       End
                                       06/30        12/31        12/31       12/31       12/31      12/31      12/31     12/31
                                        2001         2000         1999        1998        1997       1996       1995      1994

NET ASSET VALUE AT BEGINNING
OF PERIOD                             $41.29       $28.85       $28.54      $32.07      $30.87     $30.51     $28.14    $30.00
                                      ------       ------       ------      ------      ------     ------     ------    ------

Investment Income                        .41         $.79         $.66        $.52        $.64       $.73       $.75      $.72

Expenses                                 .20          .42          .38         .37         .38        .39        .40       .40
                                      ------       ------       ------      ------      ------     ------     ------    ------

Net Investment Income                    .21          .37          .28         .15         .26        .34        .35       .32

Net realized & unrealized
gain (loss) on investment               (.51)       14.93         2.14       (3.22)       3.16       3.72       5.14     (1.43)
                                      ------       ------       ------      ------      ------     ------     ------    ------


Total from Investment operations        (.31)       15.30         2.42       (3.07)       3.42       4.06       5.49     (1.11)

Distributions from net
investment income                        ---         (.37)        (.28)       (.15)       (.26)      (.34)      (.35)     (.32)

Distributions from net
realized gain                            ---        (2.12)       (1.83)       (.16)      (1.96)     (3.36)     (2.77)     (.43)
                                      ------       ------       ------      ------      ------     ------     ------    ------

Total Distributions                      ---        (2.49)       (2.11)       (.31)      (2.22)     (3.70)     (3.12)     (.75)

Net change in net asset value           (.31)       12.44          .31       (3.53)       1.20        .36       2.37     (1.86)

Net asset value as of end
of the period                          40.98        41.29        28.85      $28.54       32.07      30.87      30.51     28.14
                                      ======       ======       ======      ======      ======     ======     ======    ======

Total return
(Sales load not reflected)             (0.75)%       51.7%         8.5%        (10)%      11.1%      13.3%      19.5%     (3.7)%

Net assets, end of period             54,483      $52,773      $32,555     $33,021     $37,941    $35,549    $32,236   $28,368

Ratio of operating expense
to net assets**                         1.01         1.11%        1.13%       1.18%       1.15%      1.21%      1.28%     1.30%

Ratio of net investment income
to average net assets**                 1.00         1.01%         .89         .49%        .79%      1.04%      1.12%     1.04%

Portfolio turnover                     32.98         59.7%        87.3%       32.4%       53.9%      51.2%     48.72%    33.00%



Number of shares
outstanding at end of period***    1,329,411    1,211,783    1,058,230   1,156,952   1,111,377   1,038,561   965,769   984,847


                                          Year      Year      Year       Year       Year      Year       Year    First Seven
                                           End       End       End        End        End       End        End         Months
                                         12/31     12/31     12/31      12/31      12/31     12/31      12/31        4/30/83
                                          1993      1992      1991       1990       1989      1988       1987           ****

NET ASSET VALUE AT BEGINNING
OF PERIOD                               $29.95    $29.19    $24.62     $27.57     $22.55    $18.85     $22.43         $12.50
                                        ------    ------    ------     ------     ------    ------     ------         ------

Investment Income                         $.62      $.62      $.72       $.70       $.73      $.67       $.40           $.38

Expenses                                   .33       .28       .29        .27        .26       .25        .16            .20
                                        ------    ------    ------     ------     ------    ------     ------         ------

Net Investment Income                      .29       .34       .43        .43        .47       .42        .24            .18

Net realized & unrealized
gain (loss) on investment                  .58      1.10      5.86      (2.53)      5.41      4.09      (3.21)          3.08
                                        ------    ------    ------     ------     ------    ------     ------         ------


Total from Investment operations           .87      1.44      6.29      (2.10)      5.88      4.51      (2.97)          3.26

Distributions from net
investment income                         (.29)     (.34)     (.43)      (.43)      (.47)     (.42)      (.24)          (.18)

Distributions from net
realized gain                             (.53)     (.34)    (1.29)      (.42)      (.39)     (.39)      (.38)          (.19)
                                        ------    ------    ------     ------     ------    ------     ------         ------

Total Distributions                       (.82)     (.68)    (1.72)      (.85)      (.86)     (.81)      (.62)          (.37)

Net change in net asset value              .05       .76      4.57      (2.95)      5.03      3.71      (3.59)          2.89

Net asset value as of end
of the period                            30.00     29.95     29.19      24.62      27.57     22.55      18.85          15.39
                                        ======    ======   =======     ======     ======    ======     ======         ======

Total return
(Sales load not reflected)                 2.9%      4.9%     25.6%      (7.6)%     26.0%     23.9%      (2.6)%         10.4%

Net assets, end of period              $31,567   $28,896   $23,931    $16,433    $11,893    $6,162     $4,133           $163

Ratio of operating expense
to net assets**                           1.11%     1.04%     1.18%      1.27%      1.25%     1.24%       .80%          1.08%

Ratio of net investment income
to average net assets**                    .96%     1.25%     1.74%      2.08%      2.20%     2.18%      1.23%          1.69%

Portfolio turnover                       18.36%    13.10%    21.50%     24.70%     14.60%    25.88%      8.57%         74.50%



Number of shares
outstanding at end of period***      1,026,460   945,006   776,974    646,664    419,212   264,414    212,704         10,592

*    All adjusted for two for one share split on July 26, 1985 and January 2,
     1990
**   Annualized and includes state taxes
*** Shares immediately prior to dividend - Fund commenced operation on September 3, 1982
**** At this time the fund was on a fiscal year. Table for 1983-1987 is available on request. Deleted to make space.

The accompanying notes are an integral part of these financial statements.

                           NEW ALTERNATIVES FUND, INC.
                             SCHEDULE OF INVESTMENTS
                                  JUNE 29, 2001

COMMON STOCKS:                   80.07%
                                                 SHARES        MARKET VALUE
ALTERNATE ENERGY AS A GROUP:     41.69%
  ALTERNATE ENERGY (GENERAL):    11.32%
  *Calpine                                        75000      $  2,835,000.00
  *Capstone Turbine Corp.                         15000           331,350.00
  **Energy Developments Ltd.                      20000            89,630.60
  *Global Power Equipment                           500            14,650.00
  **Pacific Hydro Ltd.                            30000            63,107.26
  Idacorp                                         80000         2,790,400.00
                                                               -------------
                                                                6,124,137.86
                                                               -------------
  ALTERNATE ENERGY (FUEL CELL):  19.47%
  *Ballard Power Systems                           7500           349,200.00
  *FuelCell Energy, Inc.                         300000         6,927,000.00
  *Global Thermoelectric                          30000           336,065.78
  *H Power Corp.                                  25000           242,750.00
  *Mechanical Technology                         200000         1,442,000.00
  *Medis Technologies Ltd.                        15000           165,000.00
  *Plug Power                                     50000         1,076,500.00
                                                               -------------
                                                               10,538,515.78
                                                               -------------
  ALTERNATE ENERGY (SOLAR CELL): 10.90%
  *AstroPower                                     70000         3,649,800.00
  *Emcore                                         60000         1,845,000.00
  *Evergreen Solar Inc.                           25000           240,000.00
  *Spire Corporation                              30000           165,300.00
                                                               -------------
                                                                5,900,100.00
                                                               -------------

CLEAN WATER:                     10.12%
  American Water Works                           100000         3,297,000.00
  Ameron                                          15000         1,001,250.00
  Pall Corp.                                      50000         1,176,500.00
                                                               -------------
                                                                5,474,750.00
                                                               -------------

ENERGY CONSERVATION:             04.72%
  *Cree                                           30000           784,350.00
  *Echelon Corp.                                  15000           461,400.00
  *Intermagnetics General Corp.                   35150         1,138,860.00
  *International Rectifier                         5000           170,500.00
                                                               -------------
                                                                2,555,110.00
                                                               -------------

NATURAL FOODS:                   03.47%
  *United Natural Foods                           60000         1,257,000.00
  * Stake Technology                              40000            79,200.00
  *Whole Foods                                    20000           542,000.00
                                                               -------------
                                                                1,878,200.00
                                                               -------------


The accompanying notes are an integral part of these financial statements.

                                                 SHARES          MARKET VALUE
ENVIRONMENTAL (GENERAL):         01.30%
 *Flow International                              40000      $    432,000.00
 *Johnson Outdoors, Inc.                          40000           269,600.00
                                                              --------------
                                                                  701,600.00
                                                              --------------
RECYCLING:                       00.02%
  Caraustar Industries                            10000            92,000.00
                                                              --------------

NATURAL GAS
TRANSMISSION & DISTRIBUTION:     12.63%
   Atmos Energy Corp.                             70000         1,712,200.00
   El Paso Energy Corp.                           20000         1,050,800.00
   Keyspan                                        80000         2,918,400.00
   NUI Corp.                                      50000         1,154,000.00
                                                              --------------
                                                                6,835,400.00
                                                              --------------
OTHER (FUEL CELL COMPONENTS):    02.94%
  Delphi                                         100000         1,593,000.00
                                                              --------------

OTHER (INDUSTRIAL GASES, HYDROGEN
& COAL GASIFICATION):            03.04%
  Praxair                                         35000         1,645,000.00
                                                              --------------
TOTAL COMMON STOCK (COST $30,542,225.45)                     $ 43,337,813.64
----------------------------------------                      ==============

MARKET DEPOSITS AND U.S. TREASURY BILLS:
SOCIALLY CONCERNED BANKS
  Alternatives Federal Credit Union                          $    100,000.00
  Chittenden Bank                                                 100,000.00
  Community Capital Bank                                          100,000.00
  Self-Help Credit Union                                          100,000.00
  South Shore Bank                                                100,000.00

   U.S. Treasury Bills (Cost $10,264,151.74)                   10,285,702.47
                                                              --------------

TOTAL MARKET DEPOSITS AND TREASURY BILLS                       10,785,702.47
                                                               =============

Total Common Stock (80.07%)                                  $ 43,337,813.64
Bank Money Market and U.S. Treasury bills (19.93%)             10,785,702.47
                                                               -------------

TOTAL INVESTMENTS                                            $ 54,123,516.11
                                                               =============

* Securities for which no cash dividends were paid during the fiscal year. ** Foreign Securities


The accompanying notes are an integral part of these financial statements.

                           NEW ALTERNATIVES FUND, INC.
                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2001

                                     ASSETS

Investment securities at market value
(Cost: $30,542,225.45) (Notes 2A and 5).................... $ 43,337,813.64
Bank Money Market deposits.................................      500,000.00
U.S.Treasury Bills at market...............................   10,285,702.47
Cash.......................................................      989,457.10
Receivables: Dividends.....................................        2,245.00
             Interest......................................          635.60
             Portfolio securities sold.....................           --.--
             Subscriptions.................................       85,956.74
                                                            ---------------
TOTAL ASSETS                                                $ 54,701,990.55
                                                            ===============

                                   LIABILITIES

Payables:
Securities purchased....................................... $    172,375.00
Redemptions payable........................................           --.--
Advisory fee...............................................       30,913.58
Other......................................................       15,715.15

Dividend distribution payable..............................           --.--
                                                            ---------------

TOTAL LIABILITIES .........................................      219,003.73
                                                            ---------------
NET ASSETS                                                  $ 54,482,986.82
                                                            ===============

                             ANALYSIS OF NET ASSETS

Net capital paid in shares of capital stock................ $  38,615,742.66
Distributable earnings.....................................    12,795,588.19
                                                            ----------------
NET ASSETS (equivalent to $40.98 per share based on
            1,329,411.222 shares of capital stock
            outstanding)................................... $  54,482,986.82
                                                            ================


The accompanying notes are an integral part of these financial statements.

                           NEW ALTERNATIVES FUND, INC.
                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDING JUNE 30, 2001


INVESTMENT INCOME:

Dividends........................................................ $  289,345.00
Interest.........................................................    259,074.09
                                                                  -------------
Total Income.....................................................    548,419.09
                                                                  -------------

EXPENSES:

Management fee (note 4)..........................................    182,878.69
Custodian fees:  United Missouri Bank & PFPC Trust...............     11,700.00
State taxes......................................................        212.40
Auditor..........................................................     10,174.15
Directors........................................................      1,317.60
Filing fees......................................................      5,508.00
Postage and printing.............................................      7,200.00
Bond and insurance...............................................      3,184.20
Transfer Agent-PFPC..............................................     21,600.00
Fund Pricing-PFPC................................................     17,325.00
Other (primarily Transfer Agent related fees)....................     10,465.00
                                                                  -------------
Total Expenses...................................................    271,565.04
                                                                  -------------

NET INVESTMENT INCOME............................................    276,854.05
                                                                  -------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

REALIZED GAIN ON INVESTMENTS (NOTE 2B & 5)

Proceeds from sales..............................................  8,130,083.05
Cost of securities sold..........................................  5,335,603.36
                                                                  -------------
Net Realized Gain................................................  2,794,479.69
                                                                  -------------

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS:

Beginning of period.............................................. 16,277,347.28
End of period.................................................... 12,795,588.19
                                                                  -------------
Total Unrealized Appreciation (Depreciation) For The Period...... (3,481,759.09)
                                                                  -------------

Net Realized And Unrealized Gain (Loss) On Investments...........   (687,279.94)
                                                                  -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.. $ (410,425.35)
                                                                  =============

The accompanying notes are an integral part of these financial statements.

                           NEW ALTERNATIVES FUND, INC.
                       STATEMENT OF CHANGES IN NET ASSETS
                                  JUNE 30, 2001

                                                              Six Months Ending           Year End
                                                              06/30/01                    12/31/00

FROM INVESTMENT ACTIVITIES:

Net investment income                                         $   276,854.05            $   455,876.19
Net realized gain from security transactions                    2,794,479.69              2,569,855.91
Unrealized appreciation (depreciation) of investments          (3,481,159.09)            13,519,894.43
                                                              --------------            --------------

Increase (decrease) in net assets derived from
investment activities                                            (410,425.35)            16,545,626.53
                                                              --------------            --------------

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income dividends to shareholders                  ---.--               (455,376.84)

Distributions to shareholders                                         ---.--             (2,569,911.98)

FROM CAPITAL SHARE TRANSACTIONS:

Net increase (decrease) from
Capital transactions (note 3)                                   2,119,919.34              6,697,208.80

INCREASE (DECREASE) IN NET ASSETS:                              1,709,493.99             20,217,531.28

NET ASSETS AT:

Beginning of the period                                        52,773,492.83             32,555,961.55
                                                              --------------            --------------

END OF THE PERIOD                                             $54,482,986.82            $52,773,492.83
                                                              ==============            ==============

The accompanying notes are an integral part of these financial statements.

                           NEW ALTERNATIVES FUND, INC.
                      NOTES TO FINANCIAL STATEMENT FOR THE
                           PERIOD ENDING JUNE 30, 2001

1) ORGANIZATION - The Fund is registered as an open-end investment company under the Investment Company Act of 1940, as amended. The Fund commenced operations September 3, 1982.

2) ACCOUNTING POLICIES - The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these financial statements. The policies are in conformity with generally accepted accounting principles:

A. SECURITY VALUATION - Listed investments are stated at the last sale price at the closing of the New York Stock Exchange, the American Stock Exchange and the NASD National Market System on June 29, 2001 and at the mean between the bid and asked price on the over the counter market. On June 29, 2001 the NASDAQ Market was partially disrupted and closing prices were delayed until after 5 p.m. and were different than prices at the normal 4 p.m. closing. The Fund used the closing prices for this report. The investment objective of the Fund is to seek long term capital gains by investing in common stocks that provide a contribution to a clean and sustainable environment.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date (date order to buy or sell is executed). Realized gains and losses from security transactions are reported on a first in, first out basis if not traded on the day of valuation. Short-term notes are stated at amortized cost which approximates fair value.

C. INVESTMENT INCOME AND EXPENSE RECOGNITION - Dividend income is recorded as of the ex-dividend date. Expenses are accrued on a daily basis.

D. FEDERAL INCOME TAXES - No provision for federal income tax is believed necessary since the Fund intends to distribute all its taxable income to comply with the provisions of the Internal Revenue Code applicable to investment companies. The aggregate cost of the securities owned by the Fund on June 30, 2001 for federal tax purposes is $30,542,225.45.

3) CAPITAL STOCK - There are 8,000,000 shares of $1.00 par value capital stock authorized. On June 30, 2001, there were 1,329,411.222 shares outstanding. Aggregate paid in capital including reinvestment of dividends was $38,615,742.66. Transactions in capital stock were as follows:

                              Six Months Ending 6/30/01              Year End 12/31/00
                              -------------------------              -----------------
                             Shares         Dollar Amount           Shares        Dollar Amount
Capital stock sold           114,719.653    $ 4,691,748.42          215,002.185   $ 9,141,665.09
Capital stock issued
Reinvestment of dividends         --.---    $        --.--           64,651.702   $ 2,673,343.38
Redemptions                  (63,336.621)   $(2,571,830.63)        (129,982.632)  $(5,117,799.67)
                             -----------    --------------         ------------   --------------
Net Increase (Decrease)        51,383.119   $ 2,119,919.34          149,671.255   $ 6,697,208.80
                             ===========    ==============         ============   ==============

4) MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES - Pursuant to agreements, Accrued Equities, Inc. serves as investment advisor to the Fund. The Fund pays to Accrued Equities, Inc. an annual management fee of 1.00% of the first $10 million of average net assets; 0.75% of the next $20 million; and 0.50% of net assets over $30 million and 0.45% of assets over $100 million. If the net annual expenses of the Fund (other than interest, taxes, brokerage commissions, extraordinary expenses)

                           NEW ALTERNATIVES FUND, INC.
                      NOTES TO FINANCIAL STATEMENT FOR THE
                           PERIOD ENDING JUNE 30, 2001

4) MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES (continued):

exceed the most restrictive limitation imposed by any state in which the Fund has registered its securities for sale, Accrued Equities, Inc. reduces its management fee by the amount of such excess expenses. The annualized expense ratio for the period ended June 30, 2001 was 1.01%. The Fund pays no remuneration to its officers, two of whom are also officers of Accrued Equities, Inc.. Accrued Equities, Inc. is the principal underwriter for the Fund. There is a commission of 4.75% on most new sales. The commission will be shared with other brokers who actually sell new shares. Their share of the commission may vary. The Fund paid Accrued Equities, Inc. a total of $123,607.91 in underwriting fees and commissions for the six months ended June 30, 2001.

5) PURCHASES AND SALES OF SECURITIES - For the six months ended June 30, 2001 the aggregate cost of securities purchased totaled $10,097,264.54. Net realized gains were computed on a first in, first out basis. The amount realized on sales of securities for the six months ended June 30, 2001 was $8,130,083.05.